Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Assets Measured at Fair Value on Recurring Basis

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2015 and 2016:

December 31, 2015

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	681	—	—	681

December 31, 2016

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	695	2,607	—	3,302